Summary of Significant Accounting Policies (Details 1)	6 Months Ended
Jun. 30, 2015
Minimum [Member]
Summary of estimated service live of Intangible Assets [Abstract]
Computer software	3 years
Maximum [Member]
Summary of estimated service live of Intangible Assets [Abstract]
Computer software	5 years